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AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND | AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND
American Funds Developing World Growth and Income Fund SM
Prospectus Supplement May 1, 2022

For the following funds with prospectuses dated
August 1, 2021 – March 1, 2022 (as supplemented to date):

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income Fund SM

American Funds Emerging Markets Bond Fund®
American Funds Global Insight FundSM

American Funds Inflation Linked Bond Fund®

American Funds International Vantage Fund SM American Funds Mortgage Fund® American Funds Multi-Sector Income FundSM American Funds Strategic Bond Fund SM Short-Term Bond Fund of America®

Changes apply to all funds unless otherwise noted.

1. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” summary section of the prospectus for each of the funds listed above, except American Funds Emerging Markets Bond Fund, are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

American Funds Developing World Growth and Income Fund
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees	[1]	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees		0.26%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%	0.50%	0.25%	0.25%	none	none	1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses		0.26%	0.26%	0.28%	0.25%	0.22%	0.12%	0.31%	0.31%	0.21%	0.32%	0.30%	0.23%	0.21%	0.20%	0.46%	0.32%	0.26%	0.21%	0.27%	0.17%	0.12%
Total annual fund operating expenses		1.17%	1.91%	1.18%	1.15%	0.87%	0.77%	1.20%	1.96%	1.36%	1.22%	1.20%	0.88%	0.86%	1.85%	1.86%	1.57%	1.41%	1.11%	0.92%	0.82%	0.77%
Expense reimbursement	[2]													0.03%
Total annual fund operating expenses after expense reimbursement									1.96%	1.36%	1.22%	1.20%	0.88%	0.83%	1.85%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently reimbursing a portion of the other expenses. This reimbursement will be in effect through at least May 1, 2023. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time.

Expense Example - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 687	$ 294	$ 367	$ 117	$ 89	$ 79	$ 468	$ 299	$ 138	$ 371	$ 122	$ 90	$ 85	$ 188	$ 189	$ 160	$ 144	$ 113	$ 94	$ 84	$ 79
3 years	925	600	615	365	278	246	718	615	431	628	381	281	271	582	585	496	446	353	293	262	246
5 years	1,182	1,032	883	633	482	428	987	1,057	745	904	660	488	474	1,001	1,006	855	771	612	509	455	428
10 years	$ 1,914	$ 2,040	$ 1,646	$ 1,398	$ 1,073	$ 954	$ 1,754	$ 1,823	$ 1,635	$ 1,690	$ 1,455	$ 1,084	$ 1,058	$ 2,169	$ 2,180	$ 1,867	$ 1,691	$ 1,352	$ 1,131	$ 1,014	$ 954

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND - AMERICAN FUNDS DEVELOPING WORLD GROWTH & INCOME FUND - USD ($)	Class C	Class 529-C
1 year	$ 194	$ 199
3 years	600	615
5 years	1,032	1,057
10 years	$ 2,040	$ 1,823

Keep this supplement with your prospectus.